Details of Significant Accounts - Schedule of Other Gains and Losses (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Gains and Losses [Abstract]
Foreign exchange gains	$ (7,868)	$ 14,389
Miscellaneous disbursements		(59)
Other gains and losses, total	$ (7,868)	$ 14,330